Cost of revenue	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the fiscal year ended December 31:

	2020	2019
	$	$
Employee wages and benefits	8,093	5,875
Web hosting fees	2,532	1,776
Partner fees	532	343
Other	382	371
	11,539	8,365